UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended September 30, 2005

Check here if Amendment:           |_|; Amendment Number: _____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Shumway Capital Partners LLC

Address:  600 Steamboat Road
          Greenwich, CT 06830


13F File Number: 28-10734

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Kenneth F. Palumbo
Title:  Chief Financial Officer
Phone:  (203) 485-8550


Signature, Place and Date of Signing:

/s/ Kenneth F. Palumbo              Greenwich, CT            November 14, 2005
-----------------------     --------------------------    ----------------------
     [Signature]                    [City, State]                 [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       4

Form 13F Information Table Entry Total: 43

Form 13F Information Table Value Total: $2,568,455
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Form 13F File Number                           Name
--------------------                           ----
28-10725                                       SCP Overseas Fund, Ltd.
28-11269                                       SCP Domestic Fund, LP
28-11268                                       SCP Equity Fund Domestic, LP
28-11267                                       SCP Equity Fund Overseas, Ltd.

                                FORM 13F INFORMATION TABLE

COLUMN 1                       COLUMN  2           COLUMN 3     COLUMN 4        COLUMN 5       COLUMN 6 COLUMN 7      COLUMN 8

                                                               MARKET
                                   TITLE                       VALUE       SHRS OR    SH/ PUT/  INVSMT  OTHER    VOTING AUTHORITY
NAME OF SECURITY                  OF CLASS         CUSIP       (X$1000)    PRN AMT    PRN CALL  DSCRTN  MNGRS    SOLE  SHARED NONE


AMDOCS LTD                           ORD           G02602103      77,769   2,804,510  SH        SOLE    NONE   2,804,510
AMERICAN MOVIL S A DE C V       SPON ADR L SHS     02364W105      78,515   2,983,100  SH        SOLE           2,983,100
AMERICAN TOWER CORP                  CL A          029912201      91,424   3,664,300  SH        SOLE           3,664,300
APOLLO GROUP INC                     CL A          037604105      59,546     896,906  SH        SOLE             896,906
APPLE COMPUTER INC                   COM           037833100     137,201   2,559,242  SH        SOLE           2,559,242
BARD C R INC                         COM           067383109      91,095   1,379,600  SH        SOLE           1,379,600
BUILD A BEAR WORKSHOP                COM           120076104      15,045     674,664  SH        SOLE             674,664
CAPITAL ONE FINL CORP                COM           14040H105      85,039   1,069,400  SH        SOLE           1,069,400
CAREER EDUCATION CORP                COM           141665109      50,575   1,422,241  SH        SOLE           1,422,241
CARNIVAL CORP                     PAIRED CTF       143658300      46,314     926,660  SH        SOLE             926,660
CHARTER COMMUNICATIONS INC D   NOTE 5.875% 11/1    16117MAE7       8,535  10,345,000  PRN       SOLE                SOLE
CONSOL ENERGY INC                    COM           20854P109      98,007   1,285,000  SH        SOLE           1,285,000
DICKS SPORTING GOODS INC             COM           253393102      43,140   1,432,735  SH        SOLE           1,432,735
FISHER SCIENTIFIC INTL INC         COM NEW         338032204      29,821     480,600  SH        SOLE             480,600
GOOGLE INC                           CL A          38259P508      31,921     100,870  SH        SOLE             100,870
HOME DEPOT INC                       COM           437076102      35,783     938,200  SH        SOLE             938,200
KERYX BIOPHARMACEUTICALS INC         COM           492515101      17,801   1,129,488  SH        SOLE           1,129,488
LIBERTY GLOBAL INC                COM SER A        530555101      50,494   1,863,939  SH        SOLE           1,863,939
LIBERTY GLOBAL INC                COM SER C        530555309      40,987   1,591,739  SH        SOLE           1,591,739
MONSANTO CO NEW                      COM           61166W101      78,284   1,247,550  SH        SOLE           1,247,550
MOTOROLA INC                         COM           620076109     110,805   5,029,745  SH        SOLE           5,029,745
MYOGEN INC                           COM           62856E104      14,792     629,448  SH        SOLE             629,448
NEWS CORP                            CL A          65248E104      57,589   3,693,960  SH        SOLE           3,693,960
NII HLDGS INC                      CL B NEW        62913F201     127,144   1,505,549  SH        SOLE           1,505,549
NTL INC DEL                          COM           62940M104      91,952   1,376,526  SH        SOLE           1,376,526
PHARMACEUTICAL PROD DEV INC          COM           717124101      58,719   1,021,021  SH        SOLE           1,021,021
PHELPS DODGE CORP                    COM           717265102      54,402     418,700  SH        SOLE             418,700
QUALCOMM INC                         COM           747525103     123,669   2,763,560  SH        SOLE           2,763,560
RANGE RES CORP                       COM           75281A109      27,900     722,600  SH        SOLE             722,600
RELIANT ENERGY INC                   COM           75952B105      72,230   4,678,110  SH        SOLE           4,678,110
RESEARCH IN MOTION LTD               COM           760975102      60,541     886,398  SH        SOLE             886,398
SCHEIN HENRY INC                     COM           806407102      43,588   1,022,705  SH        SOLE           1,022,705
SCIENTIFIC GAMES CORP                CL A          80874P109      52,146   1,682,139  SH        SOLE           1,682,139
SHUFFLE MASTER INC                   COM           825549108       5,282     200,000  SH  PUT   SOLE             200,000
SPRINT NEXTEL CORP                 COM FON         852061100     137,250   5,771,641  SH        SOLE           5,771,641
TELEWEST GLOBAL INC                  COM           87956T107      94,639   4,123,684  SH        SOLE           4,123,684
TELUS CORP                       NON-VTG SHS       87971M202      32,365     794,200  SH        SOLE             794,200
UNISOURCE ENERGY CORP                COM           909205106      50,123   1,507,910  SH        SOLE           1,507,910
VASOGEN INC                          COM           92232F103       1,276     604,900  SH        SOLE             604,900
VENTANA MED SYS INC                  COM           92276H106      30,815     809,418  SH        SOLE             809,418
WCI CMNTYS INC                       COM           92923C104      20,642     727,600  SH        SOLE             727,600
WILLIAMS COS INC DEL                 COM           969457100      32,462   1,295,900  SH        SOLE           1,295,900
XTO ENERGY INC                       COM           98385X106     100,828   2,224,800  SH        SOLE           2,224,800
                                                               2,568,455

03971.0001 #617521